Summary of Significant Accounting Policies (Summarized Operations of VIEs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Net revenue	$ 13,141,905	$ 14,114,803	$ 19,221,988
Net profit (loss)	34,427,734	9,491,138	49,389,758
Net revenue of VIE, charge from VIE to the subsidiary of the Company for the services provided	2,300,000	0	0
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Net revenue	14,483,007	13,956,477	18,744,535
Net profit (loss)	$ 4,746,859	$ (1,331,497)	$ (25,011,099)